Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 28,044	$ 20,684
IPR&D related to TyrNovo (see 5A below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	6,172	6,172
IPR&D related to Famewave (see 5B below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	14,310	14,310
IPR&D related to Immunorizon (see 5C below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	7,360
IPR&D related to Purple GmbH [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 202	$ 202